Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
Acquisition consideration	Acquisition consideration
(In US$ millions)
Cash	57
Fair Value of previously held 40% equity interest	226
Fair Value of Non Controlling Interests	282
Total acquisition consideration	565

Purchase price allocation of acquired companies
The purchase price of the acquired companies has been allocated as follows:

(In US$ millions)	Scorpion	Gray	RIS	Total
Assets:
Intangible assets	-	36	2	38
Goodwill	-	80	5	85
Fixed assets	1,234	44	-	1,278
Receivables and other current assets	210	33	3	246
Total assets	1,444	193	10	1,647

Liabilities:
Deferred tax	-	25	-	26
Payables and other current liabilities	823	8	1	831
Total liabilities	823	33	1	857

Purchase Price	565	161	9	735
Gain on bargain purchase	56	-	-	56